Annual Fund Operating Expenses - Simplify Tara India Opportunities ETF - Simplify Tara India Opportunities ETF [Default Label]	May 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.74%

[1]	Other Expenses are re-estimated and restated for the Fund’s current fiscal year as of the date of this supplement and were previously estimated at 0.51%.
[2]	The Fund’s adviser has contractually agreed, until at least October 31, 2025, to waive its management fees to 0.70% of the Fund’s average daily net assets. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser.